Taxation - Schedule of Income Before Provision for Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Income Before Provision for Income Taxes [Line Items]
Total	¥ 20,648	$ 2,829	¥ (94,993)	¥ (232,101)
Cayman [Member]
Schedule of Income Before Provision for Income Taxes [Line Items]
Total	(27,933)		(10,675)	(156,373)
Hong Kong SAR [Member]
Schedule of Income Before Provision for Income Taxes [Line Items]
Total	(8,535)		(5,917)	(4,539)
BVI [Member]
Schedule of Income Before Provision for Income Taxes [Line Items]
Total	(45)		(1)	(12)
PRC, Excluding Hong Kong SAR [Member]
Schedule of Income Before Provision for Income Taxes [Line Items]
Total	¥ 57,161		¥ (78,400)	¥ (71,177)